Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended		2 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended		6 Months Ended		7 Months Ended		8 Months Ended		9 Months Ended		10 Months Ended		11 Months Ended		12 Months Ended			13 Months Ended		14 Months Ended		15 Months Ended		16 Months Ended		17 Months Ended		18 Months Ended		19 Months Ended		20 Months Ended		21 Months Ended		22 Months Ended		23 Months Ended		24 Months Ended		25 Months Ended		26 Months Ended		27 Months Ended		28 Months Ended		29 Months Ended		30 Months Ended		31 Months Ended		32 Months Ended		33 Months Ended		34 Months Ended		35 Months Ended		36 Months Ended		37 Months Ended		38 Months Ended		39 Months Ended		40 Months Ended		41 Months Ended		42 Months Ended		43 Months Ended		44 Months Ended		45 Months Ended		46 Months Ended		47 Months Ended		48 Months Ended		49 Months Ended		50 Months Ended		51 Months Ended		52 Months Ended		53 Months Ended		54 Months Ended		55 Months Ended		56 Months Ended		57 Months Ended		58 Months Ended		59 Months Ended		60 Months Ended		61 Months Ended		62 Months Ended		63 Months Ended		64 Months Ended		65 Months Ended		66 Months Ended		67 Months Ended		68 Months Ended		69 Months Ended		70 Months Ended		71 Months Ended		72 Months Ended		73 Months Ended		74 Months Ended		75 Months Ended		76 Months Ended		77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
	Apr. 01, 2020	Jul. 31, 2016	Apr. 30, 2020	Aug. 31, 2016	May 31, 2020	Sep. 30, 2016	Jun. 30, 2020	Oct. 31, 2016	Jul. 31, 2020	Nov. 30, 2016	Aug. 31, 2020	Dec. 31, 2016	Sep. 30, 2020	Jan. 31, 2017	Oct. 31, 2020	Feb. 28, 2017	Nov. 30, 2020	Mar. 31, 2017	Dec. 31, 2020	Apr. 30, 2017	Jan. 31, 2021	May 31, 2017	Feb. 28, 2021	Jun. 30, 2017	Jul. 31, 2026	Mar. 31, 2021	Jul. 31, 2017	Apr. 30, 2021	Aug. 31, 2017	May 31, 2021	Sep. 30, 2017	Jun. 30, 2021	Oct. 31, 2017	Jul. 31, 2021	Nov. 30, 2017	Aug. 31, 2021	Dec. 31, 2017	Sep. 30, 2021	Jan. 31, 2018	Oct. 31, 2021	Feb. 28, 2018	Nov. 30, 2021	Mar. 31, 2018	Dec. 31, 2021	Apr. 30, 2018	Jan. 31, 2022	May 31, 2018	Feb. 28, 2022	Jun. 30, 2018	Mar. 31, 2022	Jul. 31, 2018	Apr. 30, 2022	Aug. 31, 2018	May 31, 2022	Sep. 30, 2018	Jun. 30, 2022	Oct. 31, 2018	Jul. 31, 2022	Nov. 30, 2018	Aug. 31, 2022	Dec. 31, 2018	Sep. 30, 2022	Jan. 31, 2019	Oct. 31, 2022	Feb. 28, 2019	Nov. 30, 2022	Mar. 31, 2019	Dec. 31, 2022	Apr. 30, 2019	Jan. 31, 2023	May 31, 2019	Feb. 28, 2023	Jun. 30, 2019	Mar. 31, 2023	Jul. 31, 2019	Apr. 30, 2023	Aug. 31, 2019	May 31, 2023	Sep. 30, 2019	Jun. 30, 2023	Oct. 31, 2019	Jul. 31, 2023	Nov. 30, 2019	Aug. 31, 2023	Dec. 31, 2019	Sep. 30, 2023	Jan. 31, 2020	Oct. 31, 2023	Feb. 29, 2020	Nov. 30, 2023	Mar. 31, 2020	Dec. 31, 2023	Apr. 30, 2020	Jan. 31, 2024	May 31, 2020	Feb. 29, 2024	Jun. 30, 2020	Mar. 31, 2024	Jul. 31, 2020	Apr. 30, 2024	Aug. 31, 2020	May 31, 2024	Sep. 30, 2020	Jun. 30, 2024	Oct. 31, 2020	Jul. 31, 2024	Nov. 30, 2020	Aug. 31, 2024	Dec. 31, 2020	Sep. 30, 2024	Jan. 31, 2021	Oct. 31, 2024	Feb. 28, 2021	Nov. 30, 2024	Mar. 31, 2021	Dec. 31, 2024	Apr. 30, 2021	Jan. 31, 2025	May 31, 2021	Feb. 28, 2025	Jun. 30, 2021	Mar. 31, 2025	Jul. 31, 2021	Apr. 30, 2025	Aug. 31, 2021	May 31, 2025	Sep. 30, 2021	Jun. 30, 2025	Oct. 31, 2021	Jul. 31, 2025	Nov. 30, 2021	Aug. 31, 2025	Dec. 31, 2021	Sep. 30, 2025	Jan. 31, 2022	Oct. 31, 2025	Feb. 28, 2022	Nov. 30, 2025	Mar. 31, 2022	Dec. 31, 2025	Apr. 30, 2022	Jan. 31, 2026	May 31, 2022	Feb. 28, 2026	Jun. 30, 2022	Mar. 31, 2026	Jul. 31, 2022	Apr. 30, 2026	Aug. 31, 2022	May 31, 2026	Sep. 30, 2022	Jun. 30, 2026	Oct. 31, 2022	Jul. 31, 2026	Nov. 30, 2022	Dec. 31, 2022	Jan. 31, 2023	Feb. 28, 2023	Mar. 31, 2023	Apr. 30, 2023	May 31, 2023	Jun. 30, 2023	Jul. 31, 2023	Aug. 31, 2023	Sep. 30, 2023	Oct. 31, 2023	Nov. 30, 2023	Dec. 31, 2023	Jan. 31, 2024	Feb. 29, 2024	Mar. 31, 2024	Apr. 30, 2024	May 31, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Jan. 31, 2026	Feb. 28, 2026	Mar. 31, 2026	Apr. 30, 2026	May 31, 2026	Jun. 30, 2026	Jul. 31, 2026
C000009466
Account Value [Line Items]
Line Graph and Table Measure Name																									Investor shares
Accumulated Value		$ 10,000		$ 10,065		$ 10,177		$ 9,960		$ 10,445		$ 10,580		$ 10,801		$ 11,166		$ 11,121		$ 11,232		$ 11,239		$ 11,151			$ 11,407		$ 11,434		$ 11,651		$ 11,899		$ 12,175		$ 12,211		$ 12,844		$ 12,341		$ 12,126		$ 12,058		$ 12,188		$ 12,100		$ 12,584		$ 12,912		$ 12,887		$ 11,870		$ 12,151		$ 11,103		$ 11,932		$ 12,371		$ 12,614		$ 13,102		$ 12,281		$ 13,158		$ 13,378		$ 13,170		$ 13,379		$ 13,725		$ 14,207		$ 14,618		$ 14,831		$ 13,805		$ 12,359		$ 13,926		$ 14,689		$ 15,250		$ 16,319		$ 17,638		$ 17,013		$ 16,537		$ 18,303		$ 19,094		$ 19,132		$ 19,144		$ 19,471		$ 20,402		$ 20,290		$ 21,205		$ 21,774		$ 22,437		$ 21,230		$ 22,937		$ 22,681		$ 23,162		$ 21,354		$ 20,672		$ 21,353		$ 18,928		$ 18,762		$ 17,338		$ 19,021		$ 18,106		$ 16,440		$ 17,407		$ 18,421	$ 17,210	$ 18,517	$ 18,133	$ 18,997	$ 19,051	$ 19,395	$ 20,490	$ 21,038	$ 20,686	$ 19,539	$ 19,066	$ 21,067	$ 22,100	$ 22,488	$ 23,469	$ 24,025	$ 22,995	$ 24,188	$ 25,124	$ 25,308	$ 25,813	$ 26,342	$ 25,899	$ 27,332	$ 26,934	$ 27,557	$ 26,963	$ 25,194	$ 25,072	$ 26,590	$ 27,710	$ 28,062	$ 28,665	$ 29,297	$ 30,087	$ 29,900	$ 30,066	$ 30,306	$ 30,010	$ 28,302	$ 31,423	$ 33,474	$ 32,871	$ 32,815
C000071456
Account Value [Line Items]
Line Graph and Table Measure Name																									Institutional shares
Accumulated Value		500,000		503,570		509,327		498,590		522,971		529,966		541,202		559,461		557,588		563,206		563,674		559,461			572,569		573,974		584,976		597,850		611,895		613,680		645,719		620,713		609,832		606,700		613,485		609,339		633,713		650,748		649,524		598,246		612,709		560,165		602,147		624,338		636,830		661,544		620,555		664,952		676,115		665,857		676,799		694,323		718,796		739,843		750,969		699,050		625,988		705,829		744,351		773,259		827,736		894,665		863,455		839,150		929,515		969,897		972,133		972,772		989,865		1,037,535		1,032,096		1,079,121		1,108,269		1,142,221		1,081,052		1,168,203		1,155,707		1,180,700		1,088,701		1,054,075		1,089,045		965,699		957,544		884,915		971,298		924,706		839,810		889,491		941,554	879,839	946,505	927,408	971,843	974,627	992,728	1,048,994	1,077,251	1,059,460	1,000,970	976,889	1,079,499	1,132,956	1,153,055	1,203,832	1,232,299	1,179,658	1,241,132	1,289,799	1,299,353	1,325,538	1,353,120	1,330,462	1,404,455	1,384,798	1,416,846	1,387,034	1,296,105	1,290,143	1,368,773	1,426,683	1,445,381	1,476,794	1,509,703	1,550,840	1,541,491	1,550,563	1,563,074	1,548,478	1,460,482	1,621,877	1,728,223	1,697,183	1,695,090
C000009467
Account Value [Line Items]
Line Graph and Table Measure Name																									Class Y shares
Accumulated Value		10,000		10,064		10,173		9,962		10,450		10,587		10,819		11,188		11,130		11,246		11,246		11,168			11,420		11,459		11,672		11,924		12,215		12,264		12,887		12,383		12,170		12,107		12,243		12,157		12,643		12,978		12,958		11,935		12,223		11,168		12,005		12,453		12,700		13,193		12,370		13,258		13,481		13,277		13,488		13,837		14,331		14,748		14,969		13,935		12,476		14,066		14,832		15,408		16,492		17,830		17,202		16,718		18,516		19,316		19,361		19,380		19,711		20,666		20,557		21,489		22,069		22,750		21,525		23,264		23,009		23,506		21,678		20,983		21,676		19,218		19,056		17,611		19,327		18,394		16,713		17,693		18,727	17,504	18,828	18,442	19,323	19,385	19,738	20,857	21,411	21,058	19,896	19,418	21,454	22,516	22,907	23,915	24,483	23,439	24,659	25,613	25,802	26,329	26,872	26,422	27,890	27,491	28,126	27,528	25,727	25,609	27,167	28,321	28,684	29,306	29,958	30,773	30,588	30,764	31,011	30,714	28,974	32,174	34,277	33,664	33,614
C000217516
Account Value [Line Items]
Line Graph and Table Measure Name																									Investor shares
Accumulated Value	$ 10,000		$ 11,680		$ 12,870		$ 13,600		$ 15,280		$ 16,480		$ 16,600		$ 16,410		$ 18,850		$ 20,084		$ 20,715		$ 19,764			$ 18,658		$ 18,709		$ 18,234		$ 19,371		$ 19,702		$ 20,074		$ 19,009		$ 21,138		$ 19,588		$ 18,776		$ 16,546		$ 16,439		$ 16,977		$ 14,597		$ 14,510		$ 13,412		$ 14,855		$ 14,133		$ 13,002		$ 13,821		$ 14,554		$ 13,670		$ 14,672		$ 14,532		$ 14,575		$ 13,950		$ 13,778		$ 14,586		$ 14,963		$ 14,521		$ 13,875		$ 13,218		$ 14,586		$ 15,469		$ 15,695		$ 16,611		$ 16,837		$ 16,072		$ 17,182		$ 17,088		$ 17,217		$ 17,831		$ 17,917		$ 17,174		$ 17,917		$ 17,023		$ 17,637		$ 17,055		$ 16,323		$ 16,581		$ 17,303		$ 17,745		$ 17,476		$ 17,939		$ 18,736		$ 19,275		$ 19,350		$ 19,350		$ 20,029		$ 20,977		$ 19,900		$ 21,602		$ 23,089		$ 23,731		$ 22,513
C000217517
Account Value [Line Items]
Line Graph and Table Measure Name																									Institutional shares
Accumulated Value	500,000		584,000		643,500		680,500		764,500		824,500		831,000		821,500		944,000		1,005,703		1,037,745		990,199			935,418		937,485		914,229		971,077		988,132		1,007,253		954,023		1,060,484		982,964		942,931		830,729		825,874		852,846		733,091		729,315		674,293		747,117		710,974		654,334		695,331		732,012		687,779		738,486		732,012		734,170		702,883		694,252		735,249		754,129		732,012		699,646		666,741		735,788		780,562		791,890		838,281		849,609		811,309		867,410		862,989		870,010		901,332		905,653		868,390		906,193		860,829		892,692		862,989		825,726		839,227		876,490		898,533		885,550		908,811		949,383		976,972		980,759		980,759		1,015,921		1,064,067		1,009,430		1,095,983		1,172,259		1,204,450		1,143,198
C000039201
Account Value [Line Items]
Line Graph and Table Measure Name																									Investor shares
Accumulated Value		10,000		10,041		10,190		10,122		9,797		10,092		10,518		10,724		11,039		11,438		11,767		11,703			12,061		12,074		12,226		12,419		12,405		12,575		13,335		12,688		12,490		12,659		12,336		12,029		12,311		12,014		12,099		11,097		11,097		10,520		11,319		11,482		11,601		11,822		11,171		11,858		11,472		11,087		11,442		11,783		11,932		12,303		11,984		10,965		9,231		9,840		10,387		10,615		11,072		11,589		11,360		10,965		12,425		13,008		12,825		13,085		13,513		13,757		14,353		14,165		14,319		14,597		13,872		14,196		13,703		14,398		13,671		13,316		13,176		12,125		12,156		10,863		11,566		10,863		9,862		10,409		11,550	11,397	12,469	12,059	12,295	12,532	11,949	12,672	13,089	12,592	12,143	11,710	12,993	13,835	13,803	14,157	14,753	14,302	15,139	14,754	15,130	15,670	15,866	15,114	15,425	14,977	15,608	16,006	15,790	16,537	17,333	17,772	17,572	18,205	18,622	18,755	18,988	19,594	20,406	21,455	19,746	21,032	21,472	21,662	21,815
C000123188
Account Value [Line Items]
Line Graph and Table Measure Name																									Institutional shares
Accumulated Value		500,000		502,030		509,472		506,766		490,528		505,827		526,473		537,484		553,313		572,582		589,099		586,712			603,989		605,371		613,663		623,338		622,647		631,187		670,193		637,570		627,641		636,152		619,840		604,637		619,593		604,637		608,910		558,346		559,058		530,654		570,434		579,441		584,695		596,704		563,679		598,944		579,356		560,521		578,602		595,930		603,464		622,277		605,962		555,466		467,679		498,754		526,721		538,374		561,681		588,094		576,441		557,019		630,822		660,267		651,631		664,978		686,961		700,307		730,926		721,153		729,086		744,160		706,873		724,326		698,939		735,020		698,229		679,833		673,435		619,848		621,448		555,811		591,461		556,621		504,767		533,125		591,461	584,359	639,425	618,878	631,207	643,535	613,125	650,483	672,277	647,130	624,497	602,702	668,086	711,775	710,930	728,682	759,114	737,135	780,248	760,488	780,274	808,664	818,987	779,414	796,620	773,155	806,428	826,567	816,059	854,586	895,739	918,715	909,026	942,498	963,638	970,685	983,016	1,015,615	1,058,604	1,112,340	1,023,676	1,091,742	1,114,132	1,124,311	1,133,320
C000200995
Account Value [Line Items]
Line Graph and Table Measure Name																									Class Y shares
Accumulated Value		10,000		10,041		10,190		10,122		9,797		10,092		10,518		10,724		11,039		11,438		11,767		11,703			12,061		12,074		12,226		12,419		12,405		12,575		13,335		12,688		12,490		12,659		12,336		12,029		12,297		12,014		12,099		11,083		11,111		10,521		11,324		11,488		11,607		11,845		11,176		11,886		11,498		11,109		11,468		11,811		11,960		12,336		12,013		11,013		9,260		9,890		10,444		10,675		11,121		11,644		11,413		11,028		12,490		13,084		12,913		13,177		13,612		13,876		14,467		14,286		14,443		14,726		14,004		14,333		13,847		14,557		13,813		13,465		13,323		12,263		12,294		10,993		11,698		11,009		9,983		10,544		11,714	11,564	12,652	12,246	12,473	12,733	12,132	12,883	13,296	12,816	12,353	11,922	13,214	14,080	14,063	14,414	15,031	14,581	15,431	15,054	15,427	15,987	16,191	15,427	15,766	15,294	15,933	16,347	16,140	16,899	17,711	18,176	17,967	18,627	19,043	19,182	19,425	20,063	20,910	21,969	20,222	21,563	22,004	22,215	22,375
C000009468
Account Value [Line Items]
Line Graph and Table Measure Name																									Investor shares
Accumulated Value		10,000		10,010		10,009		9,912		9,676		9,687		9,704		9,773		9,764		9,852		9,931		9,922			9,968		10,056		10,012		10,016		10,017		10,060		9,937		9,859		9,914		9,844		9,909		9,904		9,894		9,951		9,889		9,798		9,838		9,968		10,092		10,118		10,290		10,320		10,499		10,623		10,663		10,934		10,880		10,902		10,891		10,879		11,071		11,256		11,094		11,368		11,472		11,631		11,847		11,815		11,802		11,722		11,901		11,974		11,950		11,768		11,634		11,738		11,760		11,882		11,973		11,975		11,877		11,879		11,891		11,873		11,602		11,445		11,097		10,667		10,684		10,438		10,712		10,454		9,974		9,788		10,135	10,132	10,461	10,222	10,430	10,492	10,399	10,359	10,330	10,269	10,008	9,843	10,301	10,712	10,704	10,590	10,677	10,397	10,593	10,706	10,979	11,126	11,281	10,959	11,053	10,896	10,948	11,187	11,172	11,201	11,108	11,279	11,242	11,383	11,480	11,543	11,607	11,558	11,600	11,789	11,571	11,600	11,631	11,674	11,510
C000110199
Account Value [Line Items]
Line Graph and Table Measure Name																									Institutional shares
Accumulated Value		500,000		500,647		500,706		496,414		484,694		484,889		485,856		489,449		489,558		493,613		497,715		497,400			499,380		504,380		502,280		502,605		502,767		505,078		499,037		495,197		497,652		494,703		498,104		497,487		497,577		500,570		497,583		493,092		495,249		502,020		507,935		509,362		518,664		519,893		529,093		535,485		537,657		551,578		548,967		550,205		549,761		549,304		559,654		568,736		560,633		574,667		580,146		588,337		599,501		597,521		596,976		593,544		602,790		606,693		605,086		596,424		589,760		595,178		596,471		602,844		607,615		607,887		602,535		603,262		604,044		602,763		589,563		581,665		564,492		542,623		543,628		531,153		544,756		532,227		507,717		498,328		516,218	516,210	533,217	521,051	531,854	535,175	530,005	528,050	527,203	524,216	511,447	502,540	526,206	547,468	547,186	541,448	546,075	531,751	542,008	547,947	561,608	569,874	577,431	561,523	566,469	558,542	561,335	573,778	572,578	574,791	570,096	579,092	577,288	584,732	589,896	592,733	596,158	594,354	596,082	606,596	595,419	597,070	598,808	600,572	592,798
C000200994
Account Value [Line Items]
Line Graph and Table Measure Name																									Class Y shares
Accumulated Value		10,000		10,010		10,009		9,912		9,676		9,687		9,704		9,773		9,764		9,852		9,931		9,922			9,968		10,056		10,012		10,016		10,017		10,060		9,937		9,859		9,914		9,844		9,909		9,904		9,894		9,951		9,889		9,798		9,838		9,968		10,092		10,118		10,290		10,320		10,499		10,623		10,663		10,934		10,880		10,902		10,891		10,879		11,071		11,256		11,094		11,368		11,472		11,631		11,847		11,815		11,802		11,722		11,901		11,974		11,950		11,768		11,634		11,738		11,760		11,884		11,977		11,981		11,886		11,890		11,905		11,889		11,620		11,465		11,119		10,690		10,709		10,465		10,741		10,485		10,005		9,821		10,171	10,170	10,502	10,263	10,474	10,538	10,437	10,398	10,381	10,322	10,062	9,888	10,360	10,775	10,769	10,656	10,746	10,466	10,665	10,781	11,047	11,208	11,366	11,044	11,140	10,985	11,039	11,281	11,257	11,300	11,208	11,383	11,347	11,492	11,592	11,658	11,724	11,677	11,722	11,915	11,696	11,728	11,761	11,795	11,643
Domini Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500 Index
Accumulated Value		10,000		10,014		10,016		9,834		10,198		10,399		10,597		11,018		11,031		11,145		11,302		11,372			11,606		11,642		11,882		12,159		12,532		12,671		13,397		12,903		12,575		12,623		12,927		13,007		13,491		13,931		14,010		13,052		13,318		12,116		13,086		13,506		13,768		14,326		13,416		14,362		14,569		14,339		14,607		14,924		15,465		15,932		15,926		14,615		12,810		14,453		15,141		15,442		16,313		17,486		16,821		16,374		18,167		18,864		18,674		19,189		20,030		21,099		21,247		21,742		22,259		22,936		21,870		23,403		23,241		24,282		23,027		22,338		23,167		21,147		21,185		19,437		21,229		20,363		18,488		19,985		21,103	19,887	21,136	20,620	21,377	21,710	21,804	23,245	23,992	23,610	22,484	22,011	24,022	25,113	25,535	26,898	27,764	26,630	27,950	28,953	29,306	30,018	30,660	30,381	32,164	31,399	32,272	31,852	30,058	29,854	31,733	33,347	34,095	34,786	36,056	36,900	36,992	37,014	37,551	37,265	35,410	39,125	41,184	40,792	40,766
Domini Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500 Index
Accumulated Value		500,000		500,700		500,800		491,686		509,878		519,974		529,853		550,888		551,549		557,230		565,087		568,591			580,304		582,103		594,094		607,936		626,600		633,555		669,858		645,140		628,754		631,143		646,353		650,361		674,554		696,545		700,515		652,600		665,913		605,781		654,304		675,307		688,408		716,289		670,804		718,096		728,437		716,927		730,334		746,182		773,268		796,621		796,302		730,767		640,517		722,631		757,029		772,094		815,640		874,284		841,061		818,689		908,335		943,216		933,689		959,459		1,001,483		1,054,962		1,062,347		1,087,100		1,112,973		1,146,807		1,093,481		1,170,134		1,162,060		1,214,120		1,151,350		1,116,925		1,158,363		1,057,353		1,059,257		971,868		1,061,474		1,018,166		924,393		999,269		1,055,128	994,352	1,056,798	1,031,012	1,068,850	1,085,524	1,090,192	1,162,254	1,199,591	1,180,492	1,124,206	1,100,568	1,201,078	1,255,644	1,276,744	1,344,917	1,388,190	1,331,489	1,397,511	1,447,657	1,465,279	1,500,885	1,533,004	1,519,054	1,608,224	1,569,948	1,613,593	1,592,616	1,502,882	1,492,691	1,586,648	1,667,332	1,704,752	1,739,311	1,802,796	1,844,981	1,849,594	1,850,703	1,877,539	1,863,270	1,770,488	1,956,260	2,059,224	2,039,614	2,038,319
Domini Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500 Index
Accumulated Value		10,000		10,014		10,016		9,834		10,198		10,399		10,597		11,018		11,031		11,145		11,302		11,372			11,606		11,642		11,882		12,159		12,532		12,671		13,397		12,903		12,575		12,623		12,927		13,007		13,491		13,931		14,010		13,052		13,318		12,116		13,086		13,506		13,768		14,326		13,416		14,362		14,569		14,339		14,607		14,924		15,465		15,932		15,926		14,615		12,810		14,453		15,141		15,442		16,313		17,486		16,821		16,374		18,167		18,864		18,674		19,189		20,030		21,099		21,247		21,742		22,259		22,936		21,870		23,403		23,241		24,282		23,027		22,338		23,167		21,147		21,185		19,437		21,229		20,363		18,488		19,985		21,103	19,887	21,136	20,620	21,377	21,710	21,804	23,245	23,992	23,610	22,484	22,011	24,022	25,113	25,535	26,898	27,764	26,630	27,950	28,953	29,306	30,018	30,660	30,381	32,164	31,399	32,272	31,852	30,058	29,854	31,733	33,347	34,095	34,786	36,056	36,900	36,992	37,014	37,551	37,265	35,410	39,125	41,184	40,792	40,766
Domini Index: MSCI World Equal Weighted Index
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI World Equal Weighted Index (net)
Accumulated Value	10,000		11,021		11,628		11,852		12,216		12,916		12,606		12,338		14,186		14,788		14,690		15,174			15,696		16,229		16,580		16,577		16,695		17,038		16,493		17,017		16,301		16,988		16,096		15,932		16,100		14,907		14,953		13,562		14,482		13,905		12,524		13,300		14,454		14,133		15,283		14,869		14,974		15,168		14,615		15,411		16,073		15,477		14,820		14,111		15,469		16,494		16,339		16,703		17,315		16,677		17,209		16,936		17,657		18,196		18,629		17,945		18,572		17,761		18,468		18,542		18,233		18,680		19,510		20,125		20,121		20,802		21,029		21,014		21,234		21,563		22,321		23,241		21,448		22,840		23,494		23,397		23,876
Domini Index: MSCI World Equal Weighted Index
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI World Equal Weighted Index (net)
Accumulated Value	$ 500,000		$ 551,030		$ 581,419		$ 592,620		$ 610,794		$ 645,808		$ 630,282		$ 616,886		$ 709,275		$ 739,411		$ 734,492		$ 758,678			$ 784,777		$ 811,460		$ 828,977		$ 828,857		$ 834,769		$ 851,916		$ 824,655		$ 850,845		$ 815,068		$ 849,397		$ 804,800		$ 796,577		$ 805,008		$ 745,361		$ 747,626		$ 678,097		$ 724,118		$ 695,261		$ 626,223		$ 665,011		$ 722,700		$ 706,658		$ 764,165		$ 743,464		$ 748,720		$ 758,408		$ 730,774		$ 770,528		$ 803,650		$ 773,859		$ 741,021		$ 705,552		$ 773,428		$ 824,700		$ 816,967		$ 835,165		$ 865,770		$ 833,857		$ 860,457		$ 846,781		$ 882,870		$ 909,795		$ 931,439		$ 897,228		$ 928,596		$ 888,034		$ 923,423		$ 927,115		$ 911,632		$ 933,996		$ 975,518		$ 1,006,239		$ 1,006,052		$ 1,040,092		$ 1,051,452		$ 1,050,680		$ 1,061,712		$ 1,078,142		$ 1,116,069		$ 1,162,074		$ 1,072,380		$ 1,142,013		$ 1,174,678		$ 1,169,842		$ 1,193,816
Domini Index: MSCI EAFE Net Total Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI EAFE Net Total Return USD Index
Accumulated Value		10,000		10,007		10,130		9,923		9,725		10,058		10,349		10,497		10,786		11,060		11,466		11,446			11,775		11,771		12,064		12,247		12,376		12,575		13,206		12,611		12,384		12,666		12,381		12,230		12,531		12,289		12,396		11,409		11,394		10,842		11,554		11,849		11,923		12,258		11,670		12,362		12,205		11,889		12,230		12,669		12,812		13,229		12,952		11,781		10,209		10,868		11,341		11,726		12,000		12,616		12,288		11,798		13,627		14,260		14,108		14,425		14,757		15,201		15,696		15,520		15,637		15,912		15,451		15,831		15,095		15,867		15,101		14,833		14,929		13,963		14,068		12,762		13,398		12,761		11,568		12,190		13,563	13,574	14,673	14,367	14,723	15,138	14,498	15,157	15,648	15,049	14,535	13,946	15,240	16,050	16,142	16,438	16,978	16,543	17,184	16,906	17,402	17,968	18,134	17,148	17,050	16,663	17,538	17,878	17,806	18,622	19,474	19,903	19,624	20,461	20,852	21,098	21,228	21,865	23,006	24,071	21,594	23,203	23,915	23,932	24,400
Domini Index: MSCI EAFE Net Total Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI EAFE Net Total Return USD Index
Accumulated Value		500,000		500,355		506,502		496,141		486,260		502,887		517,475		524,875		539,324		553,022		573,318		572,286			588,768		588,533		603,187		612,356		618,785		628,748		660,311		630,531		619,181		633,299		619,050		611,497		626,540		614,448		619,793		570,458		569,716		542,085		577,700		592,431		596,164		612,916		583,496		618,097		610,247		594,442		611,503		633,455		640,613		661,433		647,609		589,066		510,425		543,399		567,037		586,316		599,977		630,816		614,415		589,900		681,334		713,016		705,422		721,245		737,826		760,028		784,812		775,983		781,826		795,618		772,529		791,533		754,727		793,369		755,033		741,669		746,438		698,143		703,379		638,106		669,883		638,064		578,405		609,512		678,143	678,685	733,659	718,325	736,140	756,899	724,882	757,864	782,419	752,444	726,741	697,279	762,000	802,485	807,108	821,881	848,913	827,173	859,184	845,314	870,112	898,391	906,683	857,376	852,515	833,129	876,910	893,913	890,306	931,087	973,688	995,142	981,210	1,023,041	1,042,620	1,054,881	1,061,421	1,093,264	1,150,310	1,203,570	1,079,722	1,160,162	1,195,744	1,196,581	1,219,998
Domini Index: MSCI EAFE Net Total Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI EAFE Net Total Return USD Index
Accumulated Value		10,000		10,007		10,130		9,923		9,725		10,058		10,349		10,497		10,786		11,060		11,466		11,446			11,775		11,771		12,064		12,247		12,376		12,575		13,206		12,611		12,384		12,666		12,381		12,230		12,531		12,289		12,396		11,409		11,394		10,842		11,554		11,849		11,923		12,258		11,670		12,362		12,205		11,889		12,230		12,669		12,812		13,229		12,952		11,781		10,209		10,868		11,341		11,726		12,000		12,616		12,288		11,798		13,627		14,260		14,108		14,425		14,757		15,201		15,696		15,520		15,637		15,912		15,451		15,831		15,095		15,867		15,101		14,833		14,929		13,963		14,068		12,762		13,398		12,761		11,568		12,190		13,563	13,574	14,673	14,367	14,723	15,138	14,498	15,157	15,648	15,049	14,535	13,946	15,240	16,050	16,142	16,438	16,978	16,543	17,184	16,906	17,402	17,968	18,134	17,148	17,050	16,663	17,538	17,878	17,806	18,622	19,474	19,903	19,624	20,461	20,852	21,098	21,228	21,865	23,006	24,071	21,594	23,203	23,915	23,932	24,400
Domini Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		9,989		9,983		9,907		9,672		9,686		9,705		9,770		9,765		9,841		9,916		9,906			9,949		10,039		9,990		9,996		9,983		10,029		9,914		9,820		9,883		9,809		9,879		9,867		9,869		9,932		9,868		9,791		9,849		10,030		10,137		10,131		10,325		10,328		10,512		10,645		10,668		10,944		10,886		10,919		10,914		10,906		11,115		11,315		11,249		11,449		11,503		11,575		11,748		11,652		11,647		11,594		11,708		11,724		11,640		11,472		11,329		11,418		11,456		11,536		11,665		11,643		11,542		11,538		11,573		11,543		11,295		11,168		10,858		10,446		10,513		10,348		10,601		10,302		9,857		9,730		10,088	10,042	10,350	10,082	10,338	10,401	10,288	10,251	10,244	10,179	9,920	9,763	10,206	10,596	10,567	10,418	10,514	10,248	10,422	10,521	10,767	10,921	11,068	10,793	10,907	10,729	10,786	11,023	11,027	11,070	10,991	11,160	11,131	11,264	11,387	11,458	11,529	11,512	11,524	11,713	11,506	11,519	11,555	11,583	11,432
Domini Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value		500,000		499,450		499,150		495,357		483,617		484,294		485,262		488,514		488,269		492,029		495,818		495,322			497,452		501,929		499,520		499,819		499,170		501,466		495,699		490,990		494,132		490,456		493,939		493,346		493,444		496,603		493,424		489,526		492,463		501,525		506,841		506,537		516,262		516,417		525,609		532,232		533,403		547,218		544,318		545,951		545,678		545,296		555,765		565,769		562,431		572,443		575,133		578,756		587,380		582,622		582,331		579,710		585,391		586,211		581,990		573,610		566,439		570,914		572,798		576,808		583,268		582,160		577,095		576,922		578,653		577,148		564,740		558,415		542,891		522,315		525,658		517,412		530,054		515,107		492,854		486,496		504,380	502,106	517,520	504,117	516,921	520,074	514,411	512,559	512,204	508,932	495,998	488,171	510,278	529,811	528,356	520,891	525,702	512,422	521,109	526,044	538,332	546,066	553,378	539,655	545,360	536,435	539,280	551,144	551,353	553,519	549,556	558,006	556,533	563,191	569,335	572,890	576,442	575,590	576,205	585,640	575,321	575,965	577,759	579,150	571,605
Domini Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value		$ 10,000		$ 9,989		$ 9,983		$ 9,907		$ 9,672		$ 9,686		$ 9,705		$ 9,770		$ 9,765		$ 9,841		$ 9,916		$ 9,906			$ 9,949		$ 10,039		$ 9,990		$ 9,996		$ 9,983		$ 10,029		$ 9,914		$ 9,820		$ 9,883		$ 9,809		$ 9,879		$ 9,867		$ 9,869		$ 9,932		$ 9,868		$ 9,791		$ 9,849		$ 10,030		$ 10,137		$ 10,131		$ 10,325		$ 10,328		$ 10,512		$ 10,645		$ 10,668		$ 10,944		$ 10,886		$ 10,919		$ 10,914		$ 10,906		$ 11,115		$ 11,315		$ 11,249		$ 11,449		$ 11,503		$ 11,575		$ 11,748		$ 11,652		$ 11,647		$ 11,594		$ 11,708		$ 11,724		$ 11,640		$ 11,472		$ 11,329		$ 11,418		$ 11,456		$ 11,536		$ 11,665		$ 11,643		$ 11,542		$ 11,538		$ 11,573		$ 11,543		$ 11,295		$ 11,168		$ 10,858		$ 10,446		$ 10,513		$ 10,348		$ 10,601		$ 10,302		$ 9,857		$ 9,730		$ 10,088	$ 10,042	$ 10,350	$ 10,082	$ 10,338	$ 10,401	$ 10,288	$ 10,251	$ 10,244	$ 10,179	$ 9,920	$ 9,763	$ 10,206	$ 10,596	$ 10,567	$ 10,418	$ 10,514	$ 10,248	$ 10,422	$ 10,521	$ 10,767	$ 10,921	$ 11,068	$ 10,793	$ 10,907	$ 10,729	$ 10,786	$ 11,023	$ 11,027	$ 11,070	$ 10,991	$ 11,160	$ 11,131	$ 11,264	$ 11,387	$ 11,458	$ 11,529	$ 11,512	$ 11,524	$ 11,713	$ 11,506	$ 11,519	$ 11,555	$ 11,583	$ 11,432